LEASES (Details Narrative) - USD ($)		1 Months Ended
	Jan. 12, 2021	Oct. 20, 2021	Aug. 31, 2021	May 27, 2021
Leases
Annual rent	$ 50,000	$ 200,000	$ 192,000	$ 85,000